JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.8%
Alternative Assets — 3.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	13,818,356	171,900,350

Fixed Income — 26.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	22,042,607	273,989,611
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	71,086,886	625,564,596
JPMorgan Corporate Bond Fund Class R6 Shares (a)	17,802,566	191,733,638
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,101,114	24,126,668
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,057,469	23,664,810
JPMorgan High Yield Fund Class R6 Shares (a)	41,618,851	283,424,377
JPMorgan Managed Income Fund Class L Shares (a)	313,700	3,152,689

Total Fixed Income		1,425,656,389

International Equity — 30.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	24,099,357	422,702,715
JPMorgan International Advantage Fund Class R6 Shares (a)	14,757,004	272,709,443
JPMorgan International Focus Fund Class R6 Shares (a)	21,719,525	500,852,242
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	27,671,248	462,109,843

Total International Equity		1,658,374,243

U.S. Equity — 36.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,381,470	573,685,667
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	991,481	56,177,291
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,200,404	30,394,224
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,104,170	22,381,524
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,820,168	497,146,400
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,033,971	379,679,582
JPMorgan Value Advantage Fund Class R6 Shares (a)	14,588,497	446,699,772

Total U.S. Equity		2,006,164,460

TOTAL INVESTMENT COMPANIES (Cost $4,517,189,006)		5,262,095,442

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $71,019,710)	70,738,800	71,285,921

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $55,080,277)	622,984	44,823,699

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $92,727,624)	92,727,624	92,727,624

Total Investments — 99.6% (Cost $4,736,016,617)		5,470,932,686
Other Assets Less Liabilities — 0.4%		24,372,600

Net Assets — 100.0%		5,495,305,286

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,568	12/2020	EUR	95,805,299	(3,876,417)
MSCI Emerging Markets E-Mini Index	1,917	12/2020	USD	104,313,555	(901,144)
Russell 2000 E-Mini Index	1,114	12/2020	USD	83,845,210	885,766
S&P 500 E-Mini Index	943	12/2020	USD	157,928,925	1,226,796
S&P Midcap 400 E-Mini Index	557	12/2020	USD	103,340,210	345,589
U.S. Treasury 10 Year Note	1,454	12/2020	USD	202,833,000	467,212

					(1,852,198)

Short Contracts
DJ US Real Estate Index	(1,250)	12/2020	USD	(39,162,500)	770,925
Euro-Bund	(877)	12/2020	EUR	(179,417,364)	(836,311)
FTSE 100 Index	(1,480)	12/2020	GBP	(111,327,011)	3,141,315
MSCI EAFE E-Mini Index	(10)	12/2020	USD	(926,600)	24,959

					3,100,888

					1,248,690

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$44,823,699	$—	$—	$44,823,699
Investment Companies	5,262,095,442	—	—	5,262,095,442
U.S. Treasury Obligations	—	71,285,921	—	71,285,921
Short-Term Investments
Investment Companies	92,727,624	—	—	92,727,624

Total Investments in Securities	$5,399,646,765	$71,285,921	$—	$5,470,932,686

Appreciation in Other Financial Instruments
Futures Contracts	$6,862,562	$—	$—	$6,862,562

Depreciation in Other Financial Instruments
Futures Contracts	$(5,613,872)	$—	$—	$(5,613,872)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$44,437,449	$—	$—	$—	$386,250	$44,823,699	622,984	$345,825	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	272,451,362	11,038,912	10,507,850	(94,239)	1,101,426	273,989,611	22,042,607	1,670,314	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	659,266,487	28,790,531	68,564,602	1,446,993	4,625,187	625,564,596	71,086,886	4,375,606	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	192,990,317	9,996,318	12,638,250	31,980	1,353,273	191,733,638	17,802,566	1,303,199	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,419,267	217,875	—	—	489,526	24,126,668	3,101,114	217,874	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	431,455,802	—	52,041,297	(410,267)	43,698,477	422,702,715	24,099,357	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	23,167,989	195,860	—	—	300,961	23,664,810	3,057,469	195,860	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	519,890,643	—	21,962,704	3,577,026	72,180,702	573,685,667	18,381,470	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	206,046,935	70,867,624	—	—	6,509,818	283,424,377	41,618,851	2,979,626	—
JPMorgan International Advantage Fund Class R6 Shares (a)	269,369,637	—	9,774,814	(847,082)	13,961,702	272,709,443	14,757,004	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	490,383,287	—	32,760,614	2,901,841	40,327,728	500,852,242	21,719,525	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	466,890,548	—	19,906,273	(1,915,851)	17,041,419	462,109,843	27,671,248	—	—
JPMorgan Managed Income Fund Class L Shares (a)	3,145,476	7,216	—	—	(3)	3,152,689	313,700	7,216	—
JPMorgan Realty Income Fund Class R6 Shares (a)	168,632,472	657,598	—	—	2,610,280	171,900,350	13,818,356	657,598	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	53,411,060	—	—	—	2,766,231	56,177,291	991,481	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	26,660,968	—	—	—	3,733,256	30,394,224	1,200,404	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,924,491	72,168	—	—	384,865	22,381,524	1,104,170	72,168	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	504,930,056	1,301,070	56,676,738	9,228,539	38,363,473	497,146,400	27,820,168	1,301,070	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	89,152,834	360,098,896	356,524,106	—	—	92,727,624	92,727,624	25,030	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,179,966	2,104,821	43,598,336	12,370,014	22,623,117	379,679,582	13,033,971	2,104,821	—
JPMorgan Value Advantage Fund Class R6 Shares(a)	515,861,721	—	88,282,037	(12,761,597)	31,881,685	446,699,772	14,588,497	—	—

Total	$5,369,668,767	$485,348,889	$773,237,621	$13,527,357	$304,339,373	$5,399,646,765		$15,256,207	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.